Business Combinations - Summary of Business Acquisitions Transactions (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [Line Items]
Company	ST-Ericsson
Description	The remaining shares was acquired in ST-Ericsson (previously a joint venture).
Transaction date	Dec. 31, 2019
Kathrein [member]
Disclosure Of Business Combinations [Line Items]
Company	Kathrein
Description	A German provider of antenna and filter technologies.
Transaction date	Oct. 31, 2019
CSF [member]
Disclosure Of Business Combinations [Line Items]
Company	CSF
Description	A US based company related to the iconectiv business.
Transaction date	Aug. 31, 2019
CENX [member]
Disclosure Of Business Combinations [Line Items]
Company	CENX
Description	A US based service assurance technology company.
Transaction date	Sep. 30, 2018
VidScale [member]
Disclosure Of Business Combinations [Line Items]
Company	VidScale
Description	A US company providing cloud-based Content Delivery Network (CDN) solutions.
Transaction date	Mar. 31, 2018
Placecast [member]
Disclosure Of Business Combinations [Line Items]
Company	Placecast
Description	A US company that leverages deterministic carrier data to deliver better audience, verification, and insight solutions.
Transaction date	Feb. 28, 2018